Eaton Vance

Minnesota Municipal Income Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 90.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.2%
Minnesota Public Facilities Authority, (Revolving Fund):
5.00%, 3/1/29	$1,000	$1,182,750
5.00%, 3/1/30	1,000	1,180,400

		$2,363,150

Education — 13.8%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/29	$2,250	$2,701,687
5.00%, 3/1/31	1,000	1,201,040
5.00%, 3/1/34	500	597,630
Minnesota Higher Education Facilities Authority, (College of Saint Benedict):
4.00%, 3/1/36	400	445,220
5.00%, 3/1/37	1,500	1,703,760
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	2,094,274
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	676,525
Minnesota Higher Education Facilities Authority, (Macalester College):
4.00%, 3/1/26	115	131,015
4.00%, 3/1/27	125	145,193
4.00%, 3/1/28	100	117,858
4.00%, 3/1/29	100	119,586
5.00%, 3/1/27	500	568,695
5.00%, 3/1/28	1,010	1,146,835
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	606,685
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	561,280
4.00%, 10/1/46	1,500	1,749,945
5.00%, 12/1/29	1,815	2,100,663
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.00%, 10/1/32	910	1,063,326
4.00%, 10/1/36	500	566,420
4.00%, 10/1/37	500	565,340
5.00%, 10/1/30	650	787,696
5.00%, 10/1/34	250	312,320
5.00%, 4/1/35	750	861,337
Minnesota State Colleges and Universities, 5.00%, 10/1/26	1,535	1,849,506
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	1,160,830

Security	Principal Amount (000’s omitted)	Value
University of Minnesota:
5.00%, 4/1/27	$500	$593,560
5.00%, 8/1/27	625	724,050
5.00%, 4/1/41	2,000	2,339,040

		$27,491,316

Electric Utilities — 6.4%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,116,506
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	550	640,700
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	367,427
Minnesota Municipal Power Agency:
5.00%, 10/1/33	250	281,320
5.00%, 10/1/34	250	281,088
5.00%, 10/1/35	200	224,624
Northern Municipal Power Agency, MN:
5.00%, 1/1/30	460	545,808
5.00%, 1/1/31	670	777,093
5.00%, 1/1/41	240	281,316
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/29	700	844,130
5.00%, 12/1/30	700	842,198
5.00%, 12/1/42	820	966,460
St. Paul Port Authority, MN, District Energy Revenue:
4.00%, 10/1/42	1,250	1,372,200
(AMT), 4.00%, 10/1/40	1,000	1,088,470
Western Minnesota Municipal Power Agency:
5.00%, 1/1/34	1,000	1,164,720
5.00%, 1/1/36	900	1,045,053

		$12,839,113

Escrowed/Prerefunded — 1.2%
Minnesota Higher Education Facilities Authority, (St. Catherine University):
Prerefunded to 10/1/22, 5.00%, 10/1/26	$280	$292,264
Prerefunded to 10/1/22, 5.00%, 10/1/27	310	323,578
Prerefunded to 10/1/22, 5.00%, 10/1/32	560	584,528
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	1,000	1,101,960

		$2,302,330

General Obligations — 40.3%
Andover, MN, 4.00%, 2/1/30	$795	$925,690
Anoka-Hennepin Independent School District No. 11, MN:
5.00%, 2/1/27	1,000	1,217,870
5.00%, 2/1/28	1,040	1,257,766
Brainerd Independent School District No. 181, MN, 5.00%, 2/1/25	575	659,013
Brooklyn Center, MN, 4.00%, 2/1/30	1,060	1,229,420
Buffalo-Hanover-Montrose Independent School District No. 877, MN, Prerefunded to 2/1/22, 4.00%, 2/1/24	2,000	2,018,780
Burnsville, MN:
3.00%, 12/20/32	620	695,125
4.00%, 12/20/31	640	786,746
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	1,000	875,610
0.00%, 2/1/35	350	222,929

Security	Principal Amount (000’s omitted)	Value
Chaska Independent School District No. 112, MN, 4.00%, 2/1/23	$2,000	$2,018,280
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	2,000	2,285,260
Dilworth-Glyndon-Felton Independent School District No. 2164, MN, 4.00%, 2/1/27	730	826,470
Duluth, MN:
5.00%, 2/1/34	1,000	1,168,810
Series 2016A, 5.00%, 2/1/31	1,000	1,172,920
Series 2019C, 5.00%, 2/1/31	500	626,715
Eden Prairie Independent School District No. 272, MN, 5.00%, 2/1/30	1,000	1,224,970
Edina Independent School District No. 273, MN, 5.00%, 2/1/28	1,625	1,971,759
Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	2,131,120
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	847,611
Hennepin County, MN:
5.00%, 12/1/35	2,000	2,411,800
5.00%, 12/15/36	500	627,950
Hopkins Independent School District No. 270, MN, 4.00%, 2/1/25	1,250	1,305,425
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,142,970
Mankato Area Public Schools Independent School District No. 77, MN, 4.00%, 2/1/38	640	744,742
Maple Grove, MN, 4.00%, 2/1/29	520	622,336
Maple River Independent School District No. 2135, MN, 4.00%, 2/1/38	1,315	1,552,436
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/33	1,500	1,774,260
5.00%, 2/1/32	1,500	1,848,150
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/30	1,000	1,179,300
5.00%, 12/1/24	2,000	2,283,100
5.00%, 3/1/28	2,500	3,040,375
Minnesota:
5.00%, 8/1/32	2,000	2,328,620
5.00%, 8/1/34	500	628,575
5.00%, 10/1/34	1,000	1,225,930
5.00%, 8/1/37	1,250	1,589,788
5.00%, 8/1/39	2,000	2,575,520
North St. Paul-Maplewood-Oakdale Independent School District No. 622, MN:
4.00%, 2/1/31	2,050	2,379,558
5.00%, 2/1/33	1,000	1,219,720
Plymouth, MN:
4.00%, 2/1/27	1,000	1,168,770
4.00%, 2/1/30	390	467,805
Rochester Independent School District No. 535, MN:
4.00%, 2/1/23	2,375	2,486,126
4.00%, 2/1/26	1,160	1,325,868
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN:
4.00%, 2/1/28	2,000	2,255,560
5.00%, 2/1/27	1,000	1,181,180
Russell-Tyler-Ruthton Independent School District No. 2902, MN, 5.00%, 2/1/27	1,400	1,701,798
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	1,042,929
0.00%, 2/1/37	1,500	949,875
Scott County, MN, 4.00%, 12/1/34	2,000	2,336,960
Spring Lake Park Independent School District No. 16, MN, 4.00%, 2/1/29	1,075	1,209,214

Security	Principal Amount (000’s omitted)	Value
St. Louis Park Independent School District No. 283, MN:
4.00%, 2/1/31	$2,000	$2,273,960
5.00%, 2/1/29	845	1,049,152
St. Louis Park, MN, 4.00%, 2/1/28	1,000	1,159,930
St. Paul Independent School District No. 625, MN, 4.00%, 2/1/31	700	846,055
St. Paul, MN, 5.00%, 12/1/27	750	911,933
Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,776,253
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	727,040
Worthington Independent School District No. 518, MN, 4.00%, 2/1/31	730	816,271

		$80,330,098

Hospital — 9.1%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000	$1,195,270
Duluth Economic Development Authority, MN, (St. Luke’s Hospital of Duluth Obligated Group):
4.00%, 6/15/34(1)	520	592,212
4.00%, 6/15/38(1)	375	423,049
4.00%, 6/15/39(1)	225	252,941
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/30	850	1,010,879
5.00%, 5/1/31	500	592,460
5.00%, 5/1/32	500	591,170
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System):
5.00%, 11/15/27	750	927,232
5.00%, 11/15/29	915	1,109,145
Minneapolis, MN, (Fairview Health Services):
5.00%, 11/15/28	225	259,952
(LOC: Wells Fargo Bank, N.A.), 0.03%, 11/15/48(2)	1,650	1,650,000
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	3,084,547
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services):
5.00%, 11/15/31	1,000	1,210,080
5.00%, 11/15/34	500	602,435
5.00%, 11/15/47	500	596,555
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	500	575,695
5.00%, 7/1/30	1,000	1,150,210
5.00%, 7/1/32	1,995	2,290,001

		$18,113,833

Housing — 2.4%
Mahtomedi, MN, Multifamily Housing Revenue, (Lincoln Place/Vadnais Highlands), 0.25% to 8/1/22 (Put Date), 8/1/23	$600	$599,814
Minnesota Housing Finance Agency:
2.15%, 7/1/45	945	908,069
4.00%, 8/1/42	1,815	2,129,376
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	715	738,995
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	395	401,360

		$4,777,614

Security	Principal Amount (000’s omitted)	Value
Insured – Electric Utilities — 5.3%
Central Minnesota Municipal Power Agency:
(AGM), 4.00%, 1/1/42(1)	$340	$392,057
(AGM), 5.00%, 1/1/30(1)	200	254,556
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,247,716
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,765,100

		$10,659,429

Insured – Hospital — 1.1%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$2,297,840

		$2,297,840

Lease Revenue/Certificates of Participation — 2.2%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$1,093,140
Minnesota, 5.00%, 6/1/29	1,335	1,431,561
St. Paul Independent School District No. 625, MN, 5.00%, 2/1/27	1,500	1,823,355

		$4,348,056

Other Revenue — 1.1%
Center City, MN, (Hazelden Betty Ford Foundation):
4.00%, 11/1/28	$825	$889,944
4.00%, 11/1/34	500	569,950
5.00%, 11/1/27	400	444,656
5.00%, 11/1/29	300	330,870

		$2,235,420

Senior Living/Life Care — 2.6%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.), 5.00%, 9/1/43	$1,000	$1,047,460
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,759,280
4.00%, 10/1/26	1,680	1,838,558
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	452,139

		$5,097,437

Special Tax Revenue — 0.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(3)	$100	$122,359

		$122,359

Transportation — 3.2%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/27	$1,000	$1,209,580
5.00%, 1/1/35	1,000	1,094,200
(AMT), 5.00%, 1/1/25	1,000	1,095,790
(AMT), 5.00%, 1/1/28	1,250	1,525,138
(AMT), 5.00%, 1/1/33	1,200	1,488,132

		$6,412,840

Total Tax-Exempt Municipal Obligations — 90.0% (identified cost $170,239,258)		$179,390,835

Other Assets, Less Liabilities — 10.0%		$19,835,503

Net Assets — 100.0%		$199,226,338

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 7.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 5.6% of total investments.

(1)	When-issued/delayed delivery security.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2021.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $122,359 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$—	$179,390,835	$—	$179,390,835
Total Investments	$—	$179,390,835	$—	$179,390,835

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.